Movement in Allowance for Doubtful Accounts (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at the beginning of the year	$ 353	2,223	9,015	8,561
Amounts charged to (credited against) costs and expenses	569	3,583	(6,792)	454
Balance at the end of the year	$ 922	5,806	2,223	9,015